INCOME STATEMENT DETAILS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied			₪ 218
Revenues from equipment recognized at a point of time			10	₪ 17	₪ 16
Revenues from equipment from operating leases			10	17	16
Revenues from services for operating leases			₪ 73	₪ 57	₪ 37
Period of collective employment agreement			an immediate salary increase for employees with a seniority of 1.5 years or more; an additional salary increase contingent upon the Company's performance; sharing of the Company's profits and the terms of eligibility for these grants in the years 2019-2021. In addition, the Parties negotiated a salary increase mechanism for the year 2020 and will renegotiate another increase for the year 2021 towards the end of the year 2020.
Percentage Increase in Revenues [Member]
Statement Line Items [Line Items]
Percentage of performance obligations that were unsatisfied or partially unsatisfied as year end that will be recognized as revenue during subsequent years	30.00%	40.00%